Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	FC Global Realty Inc.
Entity Central Index Key	0000711665
Document Type	S-4/A
Trading Symbol	FCRE
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	CALCULATION OF REGISTRATION FEE Title of each class of securities to be registered(1) Amount to be registered Proposed maximum offering price per unit Proposed maximum aggregate offering price Amount of registration fee Common Stock, $0.01 par value 27,026,736(2) N/A $7,026,951.36(9) $851.67 Common Stock, $0.01 par value 531,805,174(3) N/A $1,772,683.91(10) $214.85 7% Series A Cumulative Convertible Perpetual Preferred Stock, $0.01 par value 389,766(4) N/A N/A (11) Series B Non-Voting Convertible Preferred Stock 1,906,573(5) N/A N/A (11) Series C Participating Convertible Preferred Stock, $0.01 par value 2,500,000(6) N/A N/A (11) Warrants to Purchase Common Stock 10,177,753(7) N/A N/A (11) Options to Purchase Common Stock 77,930(8) N/A N/A (11) TOTALS 558,831,910 N/A $8,799,635.27 $1,066.52(12) (1) The securities being registered under this registration statement are the securities of Gadsden Properties, Inc., a Maryland corporation not yet in existence at the time of filing of this registration statement, or GPI. In accordance with Instruction 3 to the signature page of Form S-4, FC Global Realty Incorporated, a Nevada corporation, or FC Global, is deemed to be the registrant and is so designated on the cover page and signature page of this registration statement as it is the party to the conversion transaction that will occur immediately prior to the issuance of the securities being registered. (2) Represents the maximum number of shares of the registrant’s common stock estimated to be issued upon conversion of FC Global into GPI, which includes (i) 5,568,500 shares of FC Global common stock, (ii) 77,390 shares of common stock issuable upon the exercise of outstanding FC Global stock options; (iii) 446,429 shares of common stock issuable upon the exercise of outstanding FC Global warrants, (iv) 17,196,810 shares of common stock issuable upon the conversion of outstanding FC Global preferred stock, which is expected to be converted into common stock prior to the conversion; and (v) an aggregate of 3,737,607 shares of common stock that FC Global has agreed to issue prior to, or concurrently with, the merger, in each case issued and outstanding as of November 6, 2018. (3) Represents the sum of: (A) 443,170,978, which represents the maximum number of shares of the registrant’s common stock estimated to be issued upon completion of the merger of FC Merger Sub, Inc. with and into Gadsden Growth Properties, Inc., or Gadsden, as described in the accompanying joint proxy statement/prospectus, calculated as (i) the sum of (1) Gadsden common stock that is issued and outstanding on November 6, 2018, (2) Gadsden common stock that is issuable upon the conversion of Gadsden preferred stock issued and outstanding on such date, (3) Gadsden common stock that is issuable upon the conversion of Gadsden preferred stock that may be issued by Gadsden after such date and prior to the effective date of the merger, and (4) Gadsden common stock that is issuable upon the exercise of Gadsden warrants issued and outstanding on such date, multiplied by (ii) the exchange ratio as defined in the accompanying joint proxy statement/prospectus contained herein; and (B) 88,634,196, which number is an estimate of the total number of loss shares that may be issued pursuant to the post-closing remedy provisions of the merger agreement, which does not constitute a limit on the number of such shares that may be issued. See “The Merger Agreement – Indemnification.” (4) Represents shares of 7% Series A Cumulative Convertible Perpetual Preferred Stock that are estimated to be issued upon completion of the merger, based on 389,766 shares of Gadsden 7% Series A Cumulative Convertible Perpetual Preferred Stock outstanding on November 6, 2018. (5) Represents shares of Series B Non-Voting Convertible Preferred Stock that are estimated to be issued upon completion of the merger, based on 1,906,573 shares of Gadsden Series B Non-Voting Convertible Preferred Stock outstanding on November 6, 2018. (6) Represents shares of Series C Participating Convertible Preferred Stock that are estimated to be issued upon completion of the merger, based on 496,983 shares of Gadsden Series C Participating Convertible Preferred Stock outstanding on November 6, 2018 and up to 2,003,017 additional shares of such preferred stock that may be issued by Gadsden after such date and prior to the effective date of the merger. (7) Represents (i) warrants for the purchase of 446,429 shares of common stock that will be issued upon completion of the conversion in exchange for warrants issued by FC Global and (ii) warrants for the purchase of 9,731,324 shares of common stock that will be issued upon completion of the merger in exchange for warrants issued by Gadsden. (8) Represents options for the purchase of shares of common stock that will be issued upon completion of the conversion in exchange for options issued by FC Global. (9) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price was calculated by taking the product of (a) $0.26, the average of the high and low prices for a share of common stock of FC Global as reported on the OTC Pink marketplace on November 6, 2018, and (b) the maximum possible number of shares of the registrant’s common stock to be issued in connection with the conversion (27,026,736). (10) Estimated solely for purposes of calculation of the registration fee in accordance with Rule 457(f) of the Securities Act. Gadsden is a private company and no market exists for its equity securities. Gadsden has accumulated a capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of Gadsden’s capital stock being acquired in the proposed merger, which is calculated by taking one-third of the product of the par value of $0.01 and the maximum number of shares of Gadsden capital stock that may be exchanged in the merger, or 531,805,174 shares of Gadsden capital stock (computed as of November 6, 2018, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of Gadsden capital stock issuable upon conversion of any securities convertible into or exercisable for shares of Gadsden capital stock). (11) These securities are included within the fee relating to the registration of the common stock listed above. Pursuant to Rule 457 of the Securities Act, no separate fee is required. (12) Previously paid. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false